Stockholders' Equity (Details Narrative) - $ / shares	1 Months Ended						12 Months Ended
	Jun. 16, 2020	Sep. 30, 2018	Jun. 30, 2018	Jun. 22, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Common stock shares redemption							14,500,444	10,893,219	14,461,820
Preferred stock, par value							$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares							1,000,000	1,000,000	1,000,000
Preferred stock, issued shares							0	0	0
Preferred stock, outstanding shares							0	0	0
Aggregate number of warrants							23,285,000	23,285,000	23,285,000
Over-Allotment Option [Member]
Sale of private placement warrants, shares				2,025,000
Private Placement Warrants [Member]
Sale of private placement warrants, shares				7,760,000
Warrants exercise price share				$ 11.50
Initial Public Offering [Member]
Sale of private placement warrants, shares				15,525,000
Warrants exercise price share				$ 11.50
Common Stock Class B
Common stock, authorized shares							15,000,000	15,000,000	15,000,000
Common stock Par value							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued shares							3,881,250	3,881,250	3,881,250
Common stock, outstanding shares							3,881,250	3,881,250	3,881,250
Common Stock Class A
Common stock, authorized shares							100,000,000	100,000,000	100,000,000
Common stock Par value							$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued shares							1,024,556	1,326,144	1,063,180
Common stock, outstanding shares							1,024,556	1,326,144	1,063,180
Number of shares issued, shares	2,089,939
Sale of private placement warrants, shares							15,525,000
Investor [Member] | Private Placement Warrants [Member]
Sale of private placement warrants, shares				550,440
Investor [Member] | Common Stock Class B
Number of shares issued, shares		267,300	267,300
Number of shares forfeit agreement with related party		If the anchor investor does not own the number of Public Units equal to 1,336,500 at the time of any stockholder vote with respect to an initial Business Combination or the business day immediately prior to the consummation of the initial Business Combination, the anchor investor will forfeit up to 267,300 founder shares on a pro rata basis.	If the anchor investor does not own the number of Public Units equal to 1,336,500 at the time of any stockholder vote with respect to an initial Business Combination or the business day immediately prior to the consummation of the initial Business Combination, the anchor investor will forfeit up to 267,300 founder shares on a pro rata basis.
Sponsor [Member] | Private Placement Warrants [Member]
Sale of private placement warrants, shares				7,209,560
Sponsor [Member] | Common Stock Class B
Number of shares issued, shares					3,881,250	4,312,500
Number of shares forfeited		267,300	267,300		431,250
Number of shares forfeit agreement with related party			506,250 shares were no longer subject to forfeiture